SHARE CAPITAL AND SHARE BASED COMPENSATION - Performance based RSU's (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022
Weighted average assumptions used:
Expected dividend yield		0.00%
Implied volatility term (in years)		10 months 24 days
Weighted average grant date fair value per share
Compensation cost recognized in the consolidated statement of income		$ 1,971	$ 1,434	$ 2,274
RSU cost capitalized		$ 0	$ 16	110
LTIP
Share options:
Number of shares authorized for grant (in shares)					138,878
Award vesting period (in years)		3 years
LTIP | Tranche 1
Share options:
Award vesting right (in percent)		70.00%
Nonvested RSUs (in shares)		97,215
Nonvested, Number of Shares
Non vested RSU's ending balance (in shares)		97,215
LTIP | Tranche 2
Share options:
Award vesting right (in percent)		30.00%
Restricted Stock Units, Time And Performance Based
Weighted average grant date fair value per share
Unrecognized compensation cost		$ 2,600
Weighted average period of recognition for unrecognized compensation cost (in years)		2 years 3 months 18 days
Performance based restricted stock units
Share options:
Number of shares authorized for grant (in shares)	159,430
Nonvested RSUs (in shares)		69,000	28,000
Award vesting period (in years)		3 years
Weighted average assumptions used:
Remaining performance period	2 years 9 months 18 days	1 year 7 months 6 days	1 year 2 months 12 days
Contractual term	3 years
Expected dividend yield	0.00%
Risk free interest rate	0.42%
Golar volatility	84.00%
Share price (in NOK/dollars per share)	$ 7.49
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)		28,000
Granted during the year (in shares)		42,000
Forfeited in period (in shares)		(1,000)
Non vested RSU's ending balance (in shares)		69,000	28,000
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)		$ 6.25
Granted during the year (in dollars per share)		22.79
Forfeited during the year (in dollars per share)		22.79
Non vested RSU's ending balance (in dollars per share)		$ 16.05	$ 6.25
Weighted average remaining contractual term (years)	2 years 9 months 18 days	1 year 7 months 6 days	1 year 2 months 12 days
Compensation cost recognized in the consolidated statement of income		$ 1,522	$ 1,774	2,739
RSU cost capitalized		$ 198	$ 322	$ 295
Performance based restricted stock units | Employee | CoolCo
Share options:
Nonvested RSUs (in shares)		10,520
Nonvested, Number of Shares
Non vested RSU's ending balance (in shares)		10,520
Performance based restricted stock units | Minimum
Share options:
Award vesting right (in percent)		0.00%
Performance based restricted stock units | Maximum
Share options:
Award vesting right (in percent)		100.00%